Additional cash flow information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Additional cash flow information	Additional cash flow information
The following table provides a reconciliation of changes in assets and liabilities arising from financing activities.

	Note	Debt due within one year and long-term debt	Derivative to hedge foreign currency on debt (1)	Dividends payable	Other liabilities (2)	Total
January 1, 2024		36,177	(153)	910	78	37,012
Cash flows from (used in) financing activities
Increase in notes payable		1,817	128	—	—	1,945
Issue of long-term debt		3,834	—	—	—	3,834
Repayment of supplier finance arrangements (2)		(78)	—	—	—	(78)
Repayment of long-term debt		(3,289)	64	—	—	(3,225)
Cash dividends paid on common and preferred shares		—	—	(3,800)	—	(3,800)
Cash dividends paid by subsidiaries to non-controlling interests	36	—	—	(68)	—	(68)
Other financing activities		(27)	—	—	(4)	(31)
Total cash flows from (used in) financing activities excluding equity		2,257	192	(3,868)	(4)	(1,423)

Non-cash changes arising from
Increase in lease liabilities		774	—	—	—	774
Dividends declared on common and preferred shares		—	—	3,827	—	3,827
Dividends declared by subsidiaries to non-controlling interests		—	—	68	—	68
Effect of changes in foreign exchange rates		987	(987)	—	—	—
Business acquisitions	4	120	—	—	—	120
Reclassification to liabilities held for sale	16	(10)	—	—	—	(10)
Additions to supplier finance arrangements		58	—	—	—	58
Other		141	(27)	(4)	(69)	41
Total non-cash changes		2,070	(1,014)	3,891	(69)	4,878
December 31, 2024		40,504	(975)	933	5	40,467
(1)Included in Other current assets, Other non-current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position.
(2)Included in Repayment of long-term debt in the statements of cash flows.

	Note	Debt due within one year and long-term debt(1)	Derivative to hedge foreign currency on debt (2)	Dividends payable	Other liabilities	Total
January 1, 2023		31,920	(307)	867	253	32,733
Cash flows from (used in) financing activities
Decrease in notes payable		(646)	—	—	—	(646)
Issue of long-term debt		5,195	—	—	—	5,195
Repayment of supplier finance arrangements (3)		(81)	—	—	—	(81)
Repayment of long-term debt		(1,777)	—	—	—	(1,777)
Repurchase of financial liability		—	—	—	(149)	(149)
Cash dividends paid on common and preferred shares		—	—	(3,668)	—	(3,668)
Cash dividends paid by subsidiaries to non-controlling interests	36	—	—	(47)	—	(47)
Other financing activities		(24)	—	—	—	(24)
Total cash flows from (used in) financing activities excluding equity		2,667	—	(3,715)	(149)	(1,197)

Non-cash changes arising from
Increase in lease liabilities		1,562	—	—	—	1,562
Dividends declared on common and preferred shares		—	—	3,717	—	3,717
Dividends declared by subsidiaries to non-controlling interests		—	—	47	—	47
Effect of changes in foreign exchange rates		(169)	169	—	—	—
Business acquisitions	4	5	—	—	—	5
Business disposition	4	(93)	—	—	—	(93)
Reclassification to liabilities held for sale	16	(7)	—	—	—	(7)
Additions to supplier finance arrangements		68	—	—	—	68
Other		224	(15)	(6)	(26)	177
Total non-cash changes		1,590	154	3,758	(26)	5,476
December 31, 2023		36,177	(153)	910	78	37,012
(1)We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.
(2)Included in Other current assets, Other non-current assets and Trade payables and other liabilities in the statements of financial position.
(3)Included in Repayment of long-term debt in the statements of cash flows.